Victory Global Equity Fund
Victory Global Equity Fund

The Victory Portfolios

Global Equity Fund

Supplement dated July 1, 2014

to the Prospectus dated March 1, 2014 (“Prospectus”)

This Prospectus is being revised to reflect a change in the portfolio managers of the Global Equity Fund and update certain information concerning the Fund’s investment strategy.

1. The following replaces the second paragraph under the section "Principal Investment Strategy" found on Page 3 of the Prospectus.

The Fund invests in companies the Adviser believes have superior growth prospects supported by strong financial foundations, market leadership, and highly capable management. Ideas are generated by screening the investable universe for growth, quality, value, and momentum factors. Fundamental research follows, with rigor increasing as the list narrows to those names with the most compelling investment theses. Finally, the Adviser seeks to diversify the Fund’s portfolio across growth company life cycles and component risk factors in an effort to minimize unintended factor risks and maximize returns. The Adviser may sell a security if it believes there has been a negative change in the outlook for the company, a better investment opportunity has been identified, or the price objective has been reached.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.